Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	GERON CORP
Amendment Flag	false
Entity Central Index Key	0000886744
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-20859
Entity Tax Identification Number	75-2287752
Entity Address, Address Line One	919 E. HILLSDALE BLVD.
Entity Address, Address Line Two	SUITE 250
Entity Address, City or Town	FOSTER CITY
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	473-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	GERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false